Debt - Additional information (Details) $ in Thousands, € in Millions, $ in Millions		12 Months Ended
	Apr. 05, 2023 EUR (€) installment	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CAD ($)	Jun. 27, 2024 USD ($)	Jun. 26, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Oct. 15, 2021	Aug. 26, 2021 USD ($)
Disclosure of financial liabilities [line items]
Borrowings		$ 915,425			$ 636,059
Borrowings required interest coverage ratio		3.00	3.00	3.00
Borrowings net leverage ratio current period		3.50	3.50	3.50
Commence on December 31, 2026
Disclosure of financial liabilities [line items]
Number of semi-annual installments | installment	13
Senior Notes due 2029
Disclosure of financial liabilities [line items]
Notional amount															$ 500,000
Debt interest rate (as a percent)															6.25%
Increase in fair value of embedded derivative		$ (1,940)			(1,959)
Borrowings		491,003			492,691								$ 494,414
Senior Notes due 2029 | September 1, 2024
Disclosure of financial liabilities [line items]
Redemption percentage of aggregate principal amount of borrowings (as a percent)															103.125%
Senior Notes due 2029 | September 1, 2025
Disclosure of financial liabilities [line items]
Redemption percentage of aggregate principal amount of borrowings (as a percent)															101.563%
Senior Notes due 2029 | After September 1, 2026
Disclosure of financial liabilities [line items]
Redemption percentage of aggregate principal amount of borrowings (as a percent)															100.00%
Senior Notes due 2029 | At fair value
Disclosure of financial liabilities [line items]
Increase in fair value of embedded derivative		1,900			2,000
Borrowings		491,400			471,600
Term Facility
Disclosure of financial liabilities [line items]
Borrowings		424,422			143,368								$ 0
Borrowings, maximum capacity | €	€ 680.4
Proceeds from borrowings, classified as financing activities		163,400	€ 157.3		95,900	€ 86.8
Term Facility | Borrowings, Drawdowns, Tranche One
Disclosure of financial liabilities [line items]
Proceeds from borrowings, classified as financing activities		310,900	288.3
Greek Recovery and Resilience Facility (RRF)
Disclosure of financial liabilities [line items]
Borrowings		119,935			39,209
Borrowings, maximum capacity | €	200.0
Proceeds from borrowings, classified as financing activities		97,224			52,136
Greek Recovery and Resilience Facility (RRF) | Borrowings, Drawdowns, Tranche Three
Disclosure of financial liabilities [line items]
Proceeds from borrowings, classified as financing activities		97,200	90.2
Initial Greek Recovery and Resilience Facility (RFF)
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €	€ 100.0
Initial Greek Recovery and Resilience Facility (RFF) | Fixed interest rate
Disclosure of financial liabilities [line items]
Debt interest rate (as a percent)	3.04%
Additional Greek Recovery and Resilience Facility (RFF)
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €	€ 100.0
Additional Greek Recovery and Resilience Facility (RFF) | Fixed interest rate
Disclosure of financial liabilities [line items]
Debt interest rate (as a percent)	4.06%
Commercial Loans
Disclosure of financial liabilities [line items]
Borrowings		293,550			100,890
Borrowings, maximum capacity | €	€ 480.4
Proceeds from borrowings, classified as financing activities		213,694			114,602
Borrowing term	6 months
Commercial Loans | Floating interest rate
Disclosure of financial liabilities [line items]
Debt interest rate (as a percent)	70.00%
Commercial Loans | Borrowings, Drawdowns, Tranche Two
Disclosure of financial liabilities [line items]
Proceeds from borrowings, classified as financing activities		213,700	198.2
Revolving VAT facility
Disclosure of financial liabilities [line items]
Borrowings		10,937			3,269
Borrowings, maximum capacity | €	€ 30.0
Proceeds from borrowings, classified as financing activities		56,022	51.9		14,588
Repayment of term facility loan financing costs		$ 47,300	€ 43.8		11,328
Borrowing term		18 months	18 months	18 months
Contingent Overrun Facility
Disclosure of financial liabilities [line items]
Borrowings, maximum capacity | €	€ 60.0
Senior Secured Credit Facility
Disclosure of financial liabilities [line items]
Notional amount		$ 350,000
Borrowings, maximum capacity									$ 350,000	$ 250,000
Additional borrowing capacity									$ 100,000
Undrawn borrowing facilities		$ 239,200
Senior Secured Credit Facility | Bottom of range
Disclosure of financial liabilities [line items]
Borrowings undrawn standby fee (as a percent)														0.47813%
Senior Secured Credit Facility | Top of range
Disclosure of financial liabilities [line items]
Borrowings undrawn standby fee (as a percent)														0.73125%
Senior Secured Credit Facility | Secured overnight financing rate (SOFR) | Borrowings, one month duration
Disclosure of financial liabilities [line items]
Borrowings, interest rate adjustment (as a percent)														0.10%
Senior Secured Credit Facility | Secured overnight financing rate (SOFR) | Borrowings, three months duration
Disclosure of financial liabilities [line items]
Borrowings, interest rate adjustment (as a percent)		0.15%					0.15%	0.15%						0.15%
Senior Secured Credit Facility | Secured overnight financing rate (SOFR) | Borrowings, six month duration
Disclosure of financial liabilities [line items]
Borrowings, interest rate adjustment (as a percent)		0.25%					0.25%	0.25%						0.25%
Senior Secured Credit Facility | Floating interest rate
Disclosure of financial liabilities [line items]
Borrowings, interest rate adjustment (as a percent)		2.125%					2.125%	2.125%
Senior Secured Credit Facility | Floating interest rate | Bottom of range
Disclosure of financial liabilities [line items]
Borrowings, interest rate adjustment (as a percent)														2.125%
Senior Secured Credit Facility | Floating interest rate | Top of range
Disclosure of financial liabilities [line items]
Borrowings, interest rate adjustment (as a percent)														3.25%
Letter of Credit Secured by Revolving Credit Facility
Disclosure of financial liabilities [line items]
Borrowings		$ 177,300			204,300
First Letter of Credit Secured by Revolving Credit Facility
Disclosure of financial liabilities [line items]
Borrowings		$ 110,500			$ 139,500		€ 106.3	$ 0.4			€ 126.2	$ 0.4
Borrowing costs incurred				$ 0.4
Borrowings, front fee (as a percent)		0.25%					0.25%	0.25%
First Letter of Credit Secured by Revolving Credit Facility | Bottom of range
Disclosure of financial liabilities [line items]
Borrowings undrawn standby fee (as a percent)		2.125%					2.125%	2.125%
First Letter of Credit Secured by Revolving Credit Facility | Top of range
Disclosure of financial liabilities [line items]
Borrowings undrawn standby fee (as a percent)		3.25%					3.25%	3.25%
Second Letter of Credit Secured by Revolving Credit Facility
Disclosure of financial liabilities [line items]
Borrowings | €							€ 64.0				€ 58.2
Borrowings undrawn standby fee (as a percent)		1.49%					1.49%	1.49%